Employee benefit (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Pension And Other Postretirements Plan Disclosure [Abstract]
Employee benefit expenses	¥ 4,580,258,000	¥ 5,694,240,000	¥ 5,290,925,000